Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

Morgan Stanley Bank, N.A.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”):

Re: BHMS Commercial Mortgage Trust 2025-ATLS – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BHMS 2025-ATLS_Accounting Tape_Final.xlsx” provided by the Company on July 18, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of August 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BHMS Commercial Mortgage Trust 2025-ATLS, Commercial Mortgage Pass-Through Certificates, Series 2025-ATLS (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

July 18, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
Country	Appraisal Report, Engineering Report
Year Opened	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Collateral Units	Underwriting File
Total Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Ownership Interest	Provided by the Company
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan Closing Date Balance	Draft Loan Agreement
Mezzanine Loan Maturity Date Balance	Draft Loan Agreement
Holdco Loans Closing Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Individual As-Stabilized Appraised Value Date	Appraisal Report
Individual As-Stabilized Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report

ATTACHMENT A

Attribute	Source Document(s)
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Recommended?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Draft Loan Agreement
Assumed One-month Term SOFR	Provided by the Company
Assumed Mortgage Loan Spread	Provided by the Company
Assumed Mezzanine Loan Spread	Draft Loan Agreement
Term SOFR Cap	Draft Loan Agreement
Term SOFR Lookback days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Partial Release Allowed?	Draft Loan Agreement
Partial Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial FF&E Escrow	Draft Loan Agreement
Ongoing FF&E Escrow Monthly	Draft Loan Agreement
FF&E Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Letter of Credit: Initial Notional Amount	Draft Loan Agreement
Letter of Credit Description	Draft Loan Agreement
Available Room Nights 2018	Underwriting File
Available Room Nights 2019	Underwriting File
Available Room Nights 2020	Underwriting File
Available Room Nights 2021	Underwriting File
Available Room Nights 2022	Underwriting File
Available Room Nights 2023	Underwriting File
Available Room Nights 2024	Underwriting File
Available Room Nights May 2025 TTM	Underwriting File
Available Room Nights May 2025 Reforecast	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Available Room Nights UW	Underwriting File
Occupied Room Nights 2018	Underwriting File
Occupied Room Nights 2019	Underwriting File
Occupied Room Nights 2020	Underwriting File
Occupied Room Nights 2021	Underwriting File
Occupied Room Nights 2022	Underwriting File
Occupied Room Nights 2023	Underwriting File
Occupied Room Nights 2024	Underwriting File
Occupied Room Nights May 2025 TTM	Underwriting File
Occupied Room Nights May 2025 Reforecast	Underwriting File
Occupied Room Nights UW	Underwriting File
Occupancy 2018	Underwriting File
Occupancy 2019	Underwriting File
Occupancy 2020	Underwriting File
Occupancy 2021	Underwriting File
Occupancy 2022	Underwriting File
Occupancy 2023	Underwriting File
Occupancy 2024	Underwriting File
Occupancy May 2025 TTM	Underwriting File
Occupancy May 2025 Reforecast	Underwriting File
Occupancy UW	Underwriting File
ADR 2018	Underwriting File
ADR 2019	Underwriting File
ADR 2020	Underwriting File
ADR 2021	Underwriting File
ADR 2022	Underwriting File
ADR 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
ADR 2024	Underwriting File
ADR May 2025 TTM	Underwriting File
ADR May 2025 Reforecast	Underwriting File
ADR UW	Underwriting File
RevPAR 2018	Underwriting File
RevPAR 2019	Underwriting File
RevPAR 2020	Underwriting File
RevPAR 2021	Underwriting File
RevPAR 2022	Underwriting File
RevPAR 2023	Underwriting File
RevPAR 2024	Underwriting File
RevPAR May 2025 TTM	Underwriting File
RevPAR May 2025 Reforecast	Underwriting File
RevPAR UW	Underwriting File
Rooms Revenue 2018	Underwriting File
Rooms Revenue 2019	Underwriting File
Rooms Revenue 2020	Underwriting File
Rooms Revenue 2021	Underwriting File
Rooms Revenue 2022	Underwriting File
Rooms Revenue 2023	Underwriting File
Rooms Revenue 2024	Underwriting File
Rooms Revenue May 2025 TTM	Underwriting File
Rooms Revenue May 2025 Reforecast	Underwriting File
Rooms Revenue UW	Underwriting File
Food and Beverage Revenue 2018	Underwriting File
Food and Beverage Revenue 2019	Underwriting File
Food and Beverage Revenue 2020	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Food and Beverage Revenue 2021	Underwriting File
Food and Beverage Revenue 2022	Underwriting File
Food and Beverage Revenue 2023	Underwriting File
Food and Beverage Revenue 2024	Underwriting File
Food and Beverage Revenue May 2025 TTM	Underwriting File
Food and Beverage Revenue May 2025 Reforecast	Underwriting File
Food and Beverage Revenue UW	Underwriting File
Water/Marine/Attraction Revenue 2018	Underwriting File
Water/Marine/Attraction Revenue 2019	Underwriting File
Water/Marine/Attraction Revenue 2020	Underwriting File
Water/Marine/Attraction Revenue 2021	Underwriting File
Water/Marine/Attraction Revenue 2022	Underwriting File
Water/Marine/Attraction Revenue 2023	Underwriting File
Water/Marine/Attraction Revenue 2024	Underwriting File
Water/Marine/Attraction Revenue May 2025 TTM	Underwriting File
Water/Marine/Attraction Revenue May 2025 Reforecast	Underwriting File
Water/Marine/Attraction Revenue UW	Underwriting File
Other Revenue 2018	Underwriting File
Other Revenue 2019	Underwriting File
Other Revenue 2020	Underwriting File
Other Revenue 2021	Underwriting File
Other Revenue 2022	Underwriting File
Other Revenue 2023	Underwriting File
Other Revenue 2024	Underwriting File
Other Revenue May 2025 TTM	Underwriting File
Other Revenue May 2025 Reforecast	Underwriting File
Other Revenue UW	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Atlantis Total Revenue 2018	Underwriting File
Atlantis Total Revenue 2019	Underwriting File
Atlantis Total Revenue 2020	Underwriting File
Atlantis Total Revenue 2021	Underwriting File
Atlantis Total Revenue 2022	Underwriting File
Atlantis Total Revenue 2023	Underwriting File
Atlantis Total Revenue 2024	Underwriting File
Atlantis Total Revenue May 2025 TTM	Underwriting File
Atlantis Total Revenue May 2025 Reforecast	Underwriting File
Atlantis Total Revenue UW	Underwriting File
Casino Revenue 2018	Underwriting File
Casino Revenue 2019	Underwriting File
Casino Revenue 2020	Underwriting File
Casino Revenue 2021	Underwriting File
Casino Revenue 2022	Underwriting File
Casino Revenue 2023	Underwriting File
Casino Revenue 2024	Underwriting File
Casino Revenue May 2025 TTM	Underwriting File
Casino Revenue May 2025 Reforecast	Underwriting File
Casino Revenue UW	Underwriting File
Reef Revenue 2018	Underwriting File
Reef Revenue 2019	Underwriting File
Reef Revenue 2020	Underwriting File
Reef Revenue 2021	Underwriting File
Reef Revenue 2022	Underwriting File
Reef Revenue 2023	Underwriting File
Reef Revenue 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Reef Revenue May 2025 TTM	Underwriting File
Reef Revenue May 2025 Reforecast	Underwriting File
Reef Revenue UW	Underwriting File
Retail Revenue 2018	Underwriting File
Retail Revenue 2019	Underwriting File
Retail Revenue 2020	Underwriting File
Retail Revenue 2021	Underwriting File
Retail Revenue 2022	Underwriting File
Retail Revenue 2023	Underwriting File
Retail Revenue 2024	Underwriting File
Retail Revenue May 2025 TTM	Underwriting File
Retail Revenue May 2025 Reforecast	Underwriting File
Retail Revenue UW	Underwriting File
Water Plant Revenue 2018	Underwriting File
Water Plant Revenue 2019	Underwriting File
Water Plant Revenue 2020	Underwriting File
Water Plant Revenue 2021	Underwriting File
Water Plant Revenue 2022	Underwriting File
Water Plant Revenue 2023	Underwriting File
Water Plant Revenue 2024	Underwriting File
Water Plant Revenue May 2025 TTM	Underwriting File
Water Plant Revenue May 2025 Reforecast	Underwriting File
Water Plant Revenue UW	Underwriting File
Total Revenue 2018	Underwriting File
Total Revenue 2019	Underwriting File
Total Revenue 2020	Underwriting File
Total Revenue 2021	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Total Revenue 2022	Underwriting File
Total Revenue 2023	Underwriting File
Total Revenue 2024	Underwriting File
Total Revenue May 2025 TTM	Underwriting File
Total Revenue May 2025 Reforecast	Underwriting File
Total Revenue UW	Underwriting File
Rooms Expense 2018	Underwriting File
Rooms Expense 2019	Underwriting File
Rooms Expense 2020	Underwriting File
Rooms Expense 2021	Underwriting File
Rooms Expense 2022	Underwriting File
Rooms Expense 2023	Underwriting File
Rooms Expense 2024	Underwriting File
Rooms Expense May 2025 TTM	Underwriting File
Rooms Expense May 2025 Reforecast	Underwriting File
Rooms Expense UW	Underwriting File
Food and Beverage Expense 2018	Underwriting File
Food and Beverage Expense 2019	Underwriting File
Food and Beverage Expense 2020	Underwriting File
Food and Beverage Expense 2021	Underwriting File
Food and Beverage Expense 2022	Underwriting File
Food and Beverage Expense 2023	Underwriting File
Food and Beverage Expense 2024	Underwriting File
Food and Beverage Expense May 2025 TTM	Underwriting File
Food and Beverage Expense May 2025 Reforecast	Underwriting File
Food and Beverage Expense UW	Underwriting File
Water/Marine/Attraction Expense 2018	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Water/Marine/Attraction Expense 2019	Underwriting File
Water/Marine/Attraction Expense 2020	Underwriting File
Water/Marine/Attraction Expense 2021	Underwriting File
Water/Marine/Attraction Expense 2022	Underwriting File
Water/Marine/Attraction Expense 2023	Underwriting File
Water/Marine/Attraction Expense 2024	Underwriting File
Water/Marine/Attraction Expense May 2025 TTM	Underwriting File
Water/Marine/Attraction Expense May 2025 Reforecast	Underwriting File
Water/Marine/Attraction Expense UW	Underwriting File
Other Expense 2018	Underwriting File
Other Expense 2019	Underwriting File
Other Expense 2020	Underwriting File
Other Expense 2021	Underwriting File
Other Expense 2022	Underwriting File
Other Expense 2023	Underwriting File
Other Expense 2024	Underwriting File
Other Expense May 2025 TTM	Underwriting File
Other Expense May 2025 Reforecast	Underwriting File
Other Expense UW	Underwriting File
Casino Expense 2018	Underwriting File
Casino Expense 2019	Underwriting File
Casino Expense 2020	Underwriting File
Casino Expense 2021	Underwriting File
Casino Expense 2022	Underwriting File
Casino Expense 2023	Underwriting File
Casino Expense 2024	Underwriting File
Casino Expense May 2025 TTM	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Casino Expense May 2025 Reforecast	Underwriting File
Casino Expense UW	Underwriting File
Reef Expense 2018	Underwriting File
Reef Expense 2019	Underwriting File
Reef Expense 2020	Underwriting File
Reef Expense 2021	Underwriting File
Reef Expense 2022	Underwriting File
Reef Expense 2023	Underwriting File
Reef Expense 2024	Underwriting File
Reef Expense May 2025 TTM	Underwriting File
Reef Expense May 2025 Reforecast	Underwriting File
Reef Expense UW	Underwriting File
Retail Expense 2018	Underwriting File
Retail Expense 2019	Underwriting File
Retail Expense 2020	Underwriting File
Retail Expense 2021	Underwriting File
Retail Expense 2022	Underwriting File
Retail Expense 2023	Underwriting File
Retail Expense 2024	Underwriting File
Retail Expense May 2025 TTM	Underwriting File
Retail Expense May 2025 Reforecast	Underwriting File
Retail Expense UW	Underwriting File
Water Plant Expense 2018	Underwriting File
Water Plant Expense 2019	Underwriting File
Water Plant Expense 2020	Underwriting File
Water Plant Expense 2021	Underwriting File
Water Plant Expense 2022	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Water Plant Expense 2023	Underwriting File
Water Plant Expense 2024	Underwriting File
Water Plant Expense May 2025 TTM	Underwriting File
Water Plant Expense May 2025 Reforecast	Underwriting File
Water Plant Expense UW	Underwriting File
Total Departmental Expenses 2018	Underwriting File
Total Departmental Expenses 2019	Underwriting File
Total Departmental Expenses 2020	Underwriting File
Total Departmental Expenses 2021	Underwriting File
Total Departmental Expenses 2022	Underwriting File
Total Departmental Expenses 2023	Underwriting File
Total Departmental Expenses 2024	Underwriting File
Total Departmental Expenses May 2025 TTM	Underwriting File
Total Departmental Expenses May 2025 Reforecast	Underwriting File
Total Departmental Expenses UW	Underwriting File
Rooms Income (Departmental Profit) 2018	Underwriting File
Rooms Income (Departmental Profit) 2019	Underwriting File
Rooms Income (Departmental Profit) 2020	Underwriting File
Rooms Income (Departmental Profit) 2021	Underwriting File
Rooms Income (Departmental Profit) 2022	Underwriting File
Rooms Income (Departmental Profit) 2023	Underwriting File
Rooms Income (Departmental Profit) 2024	Underwriting File
Rooms Income (Departmental Profit) May 2025 TTM	Underwriting File
Rooms Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Rooms Income (Departmental Profit) UW	Underwriting File
Food and Beverage Income (Departmental Profit) 2018	Underwriting File
Food and Beverage Income (Departmental Profit) 2019	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Food and Beverage Income (Departmental Profit) 2020	Underwriting File
Food and Beverage Income (Departmental Profit) 2021	Underwriting File
Food and Beverage Income (Departmental Profit) 2022	Underwriting File
Food and Beverage Income (Departmental Profit) 2023	Underwriting File
Food and Beverage Income (Departmental Profit) 2024	Underwriting File
Food and Beverage Income (Departmental Profit) May 2025 TTM	Underwriting File
Food and Beverage Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Food and Beverage Income (Departmental Profit) UW	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2018	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2019	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2020	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2021	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2022	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2023	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) 2024	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) May 2025 TTM	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Water/Marine/Attraction Income (Departmental Profit) UW	Underwriting File
Other Income (Departmental Profit) 2018	Underwriting File
Other Income (Departmental Profit) 2019	Underwriting File
Other Income (Departmental Profit) 2020	Underwriting File
Other Income (Departmental Profit) 2021	Underwriting File
Other Income (Departmental Profit) 2022	Underwriting File
Other Income (Departmental Profit) 2023	Underwriting File
Other Income (Departmental Profit) 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Other Income (Departmental Profit) May 2025 TTM	Underwriting File
Other Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Other Income (Departmental Profit) UW	Underwriting File
Atlantis (Departmental Profit) 2018	Underwriting File
Atlantis (Departmental Profit) 2019	Underwriting File
Atlantis (Departmental Profit) 2020	Underwriting File
Atlantis (Departmental Profit) 2021	Underwriting File
Atlantis (Departmental Profit) 2022	Underwriting File
Atlantis (Departmental Profit) 2023	Underwriting File
Atlantis (Departmental Profit) 2024	Underwriting File
Atlantis (Departmental Profit) May 2025 TTM	Underwriting File
Atlantis (Departmental Profit) May 2025 Reforecast	Underwriting File
Atlantis (Departmental Profit) UW	Underwriting File
Casino Income (Departmental Profit) 2018	Underwriting File
Casino Income (Departmental Profit) 2019	Underwriting File
Casino Income (Departmental Profit) 2020	Underwriting File
Casino Income (Departmental Profit) 2021	Underwriting File
Casino Income (Departmental Profit) 2022	Underwriting File
Casino Income (Departmental Profit) 2023	Underwriting File
Casino Income (Departmental Profit) 2024	Underwriting File
Casino Income (Departmental Profit) May 2025 TTM	Underwriting File
Casino Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Casino Income (Departmental Profit) UW	Underwriting File
Reef Income (Departmental Profit) 2018	Underwriting File
Reef Income (Departmental Profit) 2019	Underwriting File
Reef Income (Departmental Profit) 2020	Underwriting File
Reef Income (Departmental Profit) 2021	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Reef Income (Departmental Profit) 2022	Underwriting File
Reef Income (Departmental Profit) 2023	Underwriting File
Reef Income (Departmental Profit) 2024	Underwriting File
Reef Income (Departmental Profit) May 2025 TTM	Underwriting File
Reef Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Reef Income (Departmental Profit) UW	Underwriting File
Retail Income (Departmental Profit) 2018	Underwriting File
Retail Income (Departmental Profit) 2019	Underwriting File
Retail Income (Departmental Profit) 2020	Underwriting File
Retail Income (Departmental Profit) 2021	Underwriting File
Retail Income (Departmental Profit) 2022	Underwriting File
Retail Income (Departmental Profit) 2023	Underwriting File
Retail Income (Departmental Profit) 2024	Underwriting File
Retail Income (Departmental Profit) May 2025 TTM	Underwriting File
Retail Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Retail Income (Departmental Profit) UW	Underwriting File
Water Plant Income (Departmental Profit) 2018	Underwriting File
Water Plant Income (Departmental Profit) 2019	Underwriting File
Water Plant Income (Departmental Profit) 2020	Underwriting File
Water Plant Income (Departmental Profit) 2021	Underwriting File
Water Plant Income (Departmental Profit) 2022	Underwriting File
Water Plant Income (Departmental Profit) 2023	Underwriting File
Water Plant Income (Departmental Profit) 2024	Underwriting File
Water Plant Income (Departmental Profit) May 2025 TTM	Underwriting File
Water Plant Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Water Plant Income (Departmental Profit) UW	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2018	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2019	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2020	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2021	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2022	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2023	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) 2024	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) May 2025 TTM	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) May 2025 Reforecast	Underwriting File
Atlantis Paradise Vacations (APV) Income (Departmental Profit) UW	Underwriting File
Total Departmental Profit 2018	Underwriting File
Total Departmental Profit 2019	Underwriting File
Total Departmental Profit 2020	Underwriting File
Total Departmental Profit 2021	Underwriting File
Total Departmental Profit 2022	Underwriting File
Total Departmental Profit 2023	Underwriting File
Total Departmental Profit 2024	Underwriting File
Total Departmental Profit May 2025 TTM	Underwriting File
Total Departmental Profit May 2025 Reforecast	Underwriting File
Total Departmental Profit UW	Underwriting File
Administrative and General Expense 2018	Underwriting File
Administrative and General Expense 2019	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Administrative and General Expense 2020	Underwriting File
Administrative and General Expense 2021	Underwriting File
Administrative and General Expense 2022	Underwriting File
Administrative and General Expense 2023	Underwriting File
Administrative and General Expense 2024	Underwriting File
Administrative and General Expense May 2025 TTM	Underwriting File
Administrative and General Expense May 2025 Reforecast	Underwriting File
Administrative and General Expense UW	Underwriting File
Security Expense 2018	Underwriting File
Security Expense 2019	Underwriting File
Security Expense 2020	Underwriting File
Security Expense 2021	Underwriting File
Security Expense 2022	Underwriting File
Security Expense 2023	Underwriting File
Security Expense 2024	Underwriting File
Security Expense May 2025 TTM	Underwriting File
Security Expense May 2025 Reforecast	Underwriting File
Security Expense UW	Underwriting File
Purchasing/Warehouse Expense 2018	Underwriting File
Purchasing/Warehouse Expense 2019	Underwriting File
Purchasing/Warehouse Expense 2020	Underwriting File
Purchasing/Warehouse Expense 2021	Underwriting File
Purchasing/Warehouse Expense 2022	Underwriting File
Purchasing/Warehouse Expense 2023	Underwriting File
Purchasing/Warehouse Expense 2024	Underwriting File
Purchasing/Warehouse Expense May 2025 TTM	Underwriting File
Purchasing/Warehouse Expense May 2025 Reforecast	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Purchasing/Warehouse Expense UW	Underwriting File
Information Technology Expense 2018	Underwriting File
Information Technology Expense 2019	Underwriting File
Information Technology Expense 2020	Underwriting File
Information Technology Expense 2021	Underwriting File
Information Technology Expense 2022	Underwriting File
Information Technology Expense 2023	Underwriting File
Information Technology Expense 2024	Underwriting File
Information Technology Expense May 2025 TTM	Underwriting File
Information Technology Expense May 2025 Reforecast	Underwriting File
Information Technology Expense UW	Underwriting File
Sales and Marketing Expense 2018	Underwriting File
Sales and Marketing Expense 2019	Underwriting File
Sales and Marketing Expense 2020	Underwriting File
Sales and Marketing Expense 2021	Underwriting File
Sales and Marketing Expense 2022	Underwriting File
Sales and Marketing Expense 2023	Underwriting File
Sales and Marketing Expense 2024	Underwriting File
Sales and Marketing Expense May 2025 TTM	Underwriting File
Sales and Marketing Expense May 2025 Reforecast	Underwriting File
Sales and Marketing Expense UW	Underwriting File
Undistributed Atlantis Expense 2018	Underwriting File
Undistributed Atlantis Expense 2019	Underwriting File
Undistributed Atlantis Expense 2020	Underwriting File
Undistributed Atlantis Expense 2021	Underwriting File
Undistributed Atlantis Expense 2022	Underwriting File
Undistributed Atlantis Expense 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Undistributed Atlantis Expense 2024	Underwriting File
Undistributed Atlantis Expense May 2025 TTM	Underwriting File
Undistributed Atlantis Expense May 2025 Reforecast	Underwriting File
Undistributed Atlantis Expense UW	Underwriting File
Total Undistributed Expense 2018	Underwriting File
Total Undistributed Expense 2019	Underwriting File
Total Undistributed Expense 2020	Underwriting File
Total Undistributed Expense 2021	Underwriting File
Total Undistributed Expense 2022	Underwriting File
Total Undistributed Expense 2023	Underwriting File
Total Undistributed Expense 2024	Underwriting File
Total Undistributed Expense May 2025 TTM	Underwriting File
Total Undistributed Expense May 2025 Reforecast	Underwriting File
Total Undistributed Expense UW	Underwriting File
Gross Operating Profit 2018	Underwriting File
Gross Operating Profit 2019	Underwriting File
Gross Operating Profit 2020	Underwriting File
Gross Operating Profit 2021	Underwriting File
Gross Operating Profit 2022	Underwriting File
Gross Operating Profit 2023	Underwriting File
Gross Operating Profit 2024	Underwriting File
Gross Operating Profit May 2025 TTM	Underwriting File
Gross Operating Profit May 2025 Reforecast	Underwriting File
Gross Operating Profit UW	Underwriting File
Base Management Fee 2018	Underwriting File
Base Management Fee 2019	Underwriting File
Base Management Fee 2020	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Base Management Fee 2021	Underwriting File
Base Management Fee 2022	Underwriting File
Base Management Fee 2023	Underwriting File
Base Management Fee 2024	Underwriting File
Base Management Fee May 2025 TTM	Underwriting File
Base Management Fee May 2025 Reforecast	Underwriting File
Base Management Fee UW	Underwriting File
Income Before Fixed Charges 2018	Underwriting File
Income Before Fixed Charges 2019	Underwriting File
Income Before Fixed Charges 2020	Underwriting File
Income Before Fixed Charges 2021	Underwriting File
Income Before Fixed Charges 2022	Underwriting File
Income Before Fixed Charges 2023	Underwriting File
Income Before Fixed Charges 2024	Underwriting File
Income Before Fixed Charges May 2025 TTM	Underwriting File
Income Before Fixed Charges May 2025 Reforecast	Underwriting File
Income Before Fixed Charges UW	Underwriting File
Real Estate Taxes 2018	Underwriting File
Real Estate Taxes 2019	Underwriting File
Real Estate Taxes 2020	Underwriting File
Real Estate Taxes 2021	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes May 2025 TTM	Underwriting File
Real Estate Taxes May 2025 Reforecast	Underwriting File
Real Estate Taxes UW	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2018	Underwriting File
Insurance 2019	Underwriting File
Insurance 2020	Underwriting File
Insurance 2021	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance May 2025 TTM	Underwriting File
Insurance May 2025 Reforecast	Underwriting File
Insurance UW	Underwriting File
Total Fixed and Other Expenses 2018	Underwriting File
Total Fixed and Other Expenses 2019	Underwriting File
Total Fixed and Other Expenses 2020	Underwriting File
Total Fixed and Other Expenses 2021	Underwriting File
Total Fixed and Other Expenses 2022	Underwriting File
Total Fixed and Other Expenses 2023	Underwriting File
Total Fixed and Other Expenses 2024	Underwriting File
Total Fixed and Other Expenses May 2025 TTM	Underwriting File
Total Fixed and Other Expenses May 2025 Reforecast	Underwriting File
Total Fixed and Other Expenses UW	Underwriting File
EBITDA 2018	Underwriting File
EBITDA 2019	Underwriting File
EBITDA 2020	Underwriting File
EBITDA 2021	Underwriting File
EBITDA 2022	Underwriting File
EBITDA 2023	Underwriting File
EBITDA 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
EBITDA May 2025 TTM	Underwriting File
EBITDA May 2025 Reforecast	Underwriting File
EBITDA UW	Underwriting File
FF&E 2018	Underwriting File
FF&E 2019	Underwriting File
FF&E 2020	Underwriting File
FF&E 2021	Underwriting File
FF&E 2022	Underwriting File
FF&E 2023	Underwriting File
FF&E 2024	Underwriting File
FF&E May 2025 TTM	Underwriting File
FF&E May 2025 Reforecast	Underwriting File
FF&E UW	Underwriting File
Net Operating Income 2018	Underwriting File
Net Operating Income 2019	Underwriting File
Net Operating Income 2020	Underwriting File
Net Operating Income 2021	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income May 2025 TTM	Underwriting File
Net Operating Income May 2025 Reforecast	Underwriting File
Net Operating Income UW	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Closing Date Balance per Collateral Key	Mortgage Loan Closing Date Balance divided by Collateral Units
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Mezzanine Loan Closing Date Balance per Collateral Key	Mezzanine Loan Closing Date Balance divided by Collateral Units
% of Mezzanine Loan Closing Date Balance	Mezzanine Loan Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance	Sum of Mortgage Loan Closing Date Balance and Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance per Collateral Key	Total Loan Closing Date Balance divided by Collateral Units
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of each Total Loan Closing Date Balance
Total Loan Maturity Date Balance	Sum of Mortgage Loan Maturity Date Balance and Mezzanine Loan Maturity Date Balance
Individual As-Is Appraised Value per Collateral Key	Individual As-Is Appraised Value divided by Collateral Units
Individual As-Stabilized Appraised Value per Collateral Key	Individual As-Stabilized Appraised Value divided by Collateral Units
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Mezzanine Loan Interest Rate at Term SOFR Cap	Assumed Mezzanine Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Closing Date Balance, and iii) a) if Interest Calculation (30/360 / Actual/360) is Actual/360, 365/360, b) if Interest Calculation (30/360 / Actual/360) is 30/360, 1

ATTACHMENT B

Attribute	Calculation Methodology
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) a) if Interest Calculation (30/360 / Actual/360) is Actual/360, 365/360, b) if Interest Calculation (30/360 / Actual/360) is 30/360, 1
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Product of i) sum of a) Assumed Mezzanine Loan Spread and b) Assumed One-month Term SOFR, ii) Mezzanine Loan Closing Date Balance, and iii) 365/360
Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of i) Mezzanine Loan Interest Rate at Term SOFR Cap, ii) Mezzanine Loan Closing Date Balance, and iii) a) if Interest Calculation (30/360 / Actual/360) is Actual/360, 365/360, b) if Interest Calculation (30/360 / Actual/360) is 30/360, 1
Monthly Total Loan Debt Service Payment	Sum of Monthly Mortgage Loan Debt Service Payment and Monthly Mezzanine Loan Debt Service Payment
Annual Total Loan Debt Service Payment	Sum of Annual Mortgage Loan Debt Service Payment and Annual Mezzanine Loan Debt Service Payment
Monthly Total Loan Debt Service Payment at Term SOFR Cap	Sum of Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap and Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap
Annual Total Loan Debt Service Payment at Term SOFR Cap	Sum of Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning

ATTACHMENT B

Attribute	Calculation Methodology
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Individual As-is Value)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Individual As-is Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Closing Date LTV (Individual As-Stabilized Value)	Mortgage Loan Closing Date Balance divided by Individual As-Stabilized Appraised Value
Mortgage Loan Balloon LTV (Individual As-Stabilized Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Stabilized Appraised Value
Total Loan Closing Date LTV (Individual As-is Value)	Total Loan Closing Date Balance divided by Individual As-Is Appraised Value
Total Loan Balloon LTV (Individual As-is Value)	Total Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Total Loan Closing Date LTV (Individual As-Stabilized Value)	Total Loan Closing Date Balance divided by Individual As-Stabilized Appraised Value
Total Loan Balloon LTV (Individual As-Stabilized Value)	Total Loan Maturity Date Balance divided by Individual As-Stabilized Appraised Value
Mortgage Loan UW EBITDA Debt Yield	EBITDA UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Total Loan UW EBITDA Debt Yield	EBITDA UW divided by Total Loan Closing Date Balance
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Closing Date Balance
Mortgage Loan UW EBITDA DSCR	EBITDA UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW EBITDA DSCR at Term SOFR Cap	EBITDA UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap

ATTACHMENT B

Attribute	Calculation Methodology
Total Loan UW EBITDA DSCR	EBITDA UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment
Total Loan UW EBITDA DSCR at Term SOFR Cap	EBITDA UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap

B-4